As filed with the Securities and Exchange Commission on May 15, 2015

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

Pre-Effective Amendment No.___	( )
Post-Effective Amendment No. 137	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	(X)
OF 1940

Amendment No. 137	(X)

GREAT-WEST FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
8515 E. Orchard Road
Greenwood Village, Colorado 80111

Registrant's Telephone Number, including Area Code: (866) 831-7129

Edmund F. Murphy III
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:
Renee M. Hardt, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

x	immediately upon filing pursuant to paragraph (b) of Rule 485 on _______________, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on _______________, pursuant to paragraph (a)(1) of Rule 485
75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on _______________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act, Great-West Funds certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado on the 15th day of May 2015.

GREAT-WEST FUNDS, INC.
(Registrant)

By:     /s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Robert K. Shaw	Chairman	May 15, 2015
Robert K. Shaw

/s/ Donna L. Lynne	Director	May 15, 2015
Donna L. Lynne*

/s/ Gail H. Klapper	Director	May 15, 2015
Gail H. Klapper*

/s/ Stephen G. McConahey	Director	May 15, 2015
Stephen G. McConahey*

/s/ Edmund F. Murphy III	President & Chief Executive Officer	May 15, 2015
Edmund F. Murphy III

/s/ Mary C. Maiers	Chief Financial Officer & Treasurer	May 15, 2015
Mary C. Maiers

*By: /s/ Beverly A. Byrne		May 15, 2015
Beverly A. Byrne
Attorney-in-fact

Power of Attorney for Ms. Klapper is incorporated by reference to Registrant’s Post-Effective Amendment No. 95 to the Registration Statement filed on February 13, 2009 (File No. 2-75503). Power of Attorney for Mr. McConahey is incorporated by reference to Registrant’s Post-Effective Amendment No. 109 to the Registration Statement filed on March 25, 2011 (File No. 2-75503). Power of Attorney for Ms. Lynne is incorporated by reference to Registrant's Post-Effective Amendment No. 133 filed on April

30, 2014 (File No. 2-75503).